UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	February 15, 2006

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  148

Form 13F Information Table Value Total: $3,019,602 (1000s)
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
AES Corp	          COM	          00130H105	633 	   40,000 	  Sole            40,000"
World Airways Inc	  COM	          98142V104	" 2,360 " 245,302 "	  Sole		"245,302"
Quadramed Corp.	          COM	          74730W101	 86 	" 60,000 "	  Sole		"60,000"
National Australia Bank	  CAP UTS EXCHBL  632525309	" 48,501" 1,231,000 "	  Sole		"1,231,000"
"ITC DeltaCom, Inc"	  COM PAR 0.01	  45031T872	 15 	" 12,249 "	  Sole		"12,249"
Intevac Inc.	          COM	          461148108	" 2,253 " 170,716 "	  Sole		"170,716"
Ford Trust                PFD TR CV6.5%	  345395206	" 27,641" 1,001,498 "	  Sole		"1,001,498"
Emmis Communications      PFD CV SER A	  291525202	" 16,710" 390,420 "	  Sole		"390,420"
COMSYS IT Partners	  COM	          20581E104	" 6,187 " 559,908 "	  Sole		"559,908"
Computer Associates Int.  COM	          204912109	 772 	" 27,402 "	  Sole		"27,402"
AES Trust III	          PFD CV 6.75%	  00808N202	" 1,589 " 35,798 "	  Sole		"35,798"
ASM International	  NOTE 5.250% 5/1 00207DAE2	" 2,536 " 2,300,000 "
ASM International	  NOTE 4.250%12/0 00207DAG7	 491 	" 500,000 "
Advanced Medical Optics	  NOTE 2.500% 7/1 00763MAG3	" 14,348" 14,049,000 "
Affiliated Managers Group NOTE 5/0	  008252AC2	" 33,465" 23,900,000 "
AirTran Holdings	  NOTE 7.000% 7/0 00949PAB4	" 20,231" 12,122,000 "
Alliant Techsystems	  NOTE 2.750% 2/1 018804AH7	" 9,132   8,525,000 "
Allied Waste Industries	  SDCV 4.250% 4/  019589AD2	" 11,762  13,500,000 "
Johnson & Johnson	  SDCV 7/2	  02261WAB5	" 74,319  89,817,000 "
Amdocs	                  NOTE 0.500% 3/1 02342TAD1	" 11,632  12,955,000 "
American Axle & Man.      FRNT 2.000% 2/1 024061AB9	 361 	  500,000 "
American Express	  DBCV 1.850%12/0 025816AS8	" 105,581" 99,370,000 "
American Financial Realty Trust	NT 4.375% 02607PAB3	" 12,565   14,000,000 "
Amgen Inc	          NOTE 3/0	  031162AL4	" 9,189 "  11,800,000 "
Aon Corporation	          DBCV 3.500%11/1 037389AT0	" 43,668 " 25,820,000 "
Apria Healthcare Group	  NOTE 3.375% 9/0 037933AB4	" 33,708 " 34,750,000 "
Armor Holdings	          NOTE 2.000%11/0 042260AC3	" 11,342 " 11,450,000 "
AudioCodes	          NOTE 2.000%11/0 050732AB2	" 14,260 " 16,000,000 "
"CBRL Group, Inc."	  NOTE 4/0	  12489VAB2	" 5,953 "  13,000,000 "
CMS Energy	          NOTE 2.875%12/0 125896AW0	" 12,025 " 10,300,000 "
CapitalSource	          DBCV 3.500% 7/1 14055XAD4	" 11,993 " 12,500,000 "
Carnival Corporation	  DBCV 2.000% 4/1 143658AN2	" 5,466 "   3,975,000 "
Casual Male	          NOTE 5.000% 1/0 148711AB0	" 9,992 "  11,550,000 "
Cell Therapeutic, Inc"	  NOTE 4.000% 7/0 150934AF4	" 8,280 "" 17,250,000 "
CenterPoint Energy	  NOTE 2.875% 1/1 15189TAL1	" 6,587 "" 6,120,000 "
CenterPoint Energy	  NOTE 3.750% 5/1 15189TAM9	" 68,780 " 58,447,000
CenturyTel	          DBCV 4.750% 8/0 156700AH9	" 5,660 "" 5,550,000 "
Cephalon Inc	          NOTE 2.000% 6/0 156708AP4	" 16,657 " 11,250,000 "
Church & Dwight	          DBCV 5.250% 8/1 171340AC6	" 3,419 "" 2,815,000 "
Ciber Inc	          SDCV 2.875%12/1 17163BAB8	" 13,090 " 15,355,000 "
CIENA Corp	          NOTE 3.750% 2/0 171779AA9	" 1,851 "" 2,000,000 "
Citadel Broadcasting	  NOTE 1.875% 2/1 17285TAB2	" 12,175 " 15,750,000 "
CompuCredit Corp	  NOTE 3.625% 5/3 20478NAB6	" 11,745 " 10,900,000 "
"Computer Associates Int. NOTE 1.625%12/1 204912AQ2	" 42,741 " 29,630,000 "
McDATA Corporation	  NOTE 3.000% 2/1 204925AC5	" 7,720 "" 8,000,000 "
CONMED	                  NOTE 2.500%11/1 207410AD3	" 13,630 " 15,770,000 "
Continental Airlines	  NOTE 4.500% 2/0 210795PD6	" 12,415 " 13,000,000 "
"Cubist Pharmaceuticals,  NOTE 5.500%11/0 229678AB3	" 4,182 "  4,300,000 "
Cypress Semiconductor	  NOTE 1.250% 6/1 232806AH2	" 20,725 " 18,250,000 "
Danaher Corporation	  NOTE 1/2	  235851AF9	" 5,746 "" 6,975,000 "
Devon Energy	          DEB 4.900% 8/1  25179MAA1	" 78,418 " 68,145,000 "
Devon Energy	          DEB 4.950% 8/1  25179MAB9	 173 	  " 150,000 "
Disney (Walt) Company	  NOTE 2.125% 4/1 254687AU0	" 105,104 " 104,675,000 "
"Dixie Group, Inc"	  SDCV 7.000% 5/1 255519AA8	 317 	  " 325,000 "
Durect Corp	          NOTE 6.250% 6/  266605AB0	" 19,390 "" 11,690,000 "
Dynegy	                  SDCV 4.750% 8/1 26816QAB7	" 17,396 "" 13,330,000 "
EMC Corp	          NOTE 4.500% 4/0 268648AG7	" 17,043 "" 16,055,000 "
Eastman Kodak	          NOTE 3.375%10/1 277461BE8	" 75,324 "" 78,565,000 "
EDO Corp	          NOTE 4.000%11/1 281347AE4	" 10,161 "" 10,000,000 "
Edwards Lifesciences	  DBCV 3.875% 5/1 28176EAB4	" 13,144 "" 13,260,000 "
Electronic Data Systems	  NOTE 3.875% 7/1 285661AF1	" 75,120 "" 75,120,000 "
Endeavor Intl Corp	  NOTE 6.000% 1/1 29257MAB6	" 2,833 "" 3,000,000 "
Exult	                  NOTE 2.500%10/0 302284AB0	" 3,583 "" 3,900,000 "
Fairmont Hotel	          NOTE 3.750%12/0 305204AB5	" 17,275 " 14,850,000 "
Fisher Scientific	  NOTE 3.250% 3/0 338032AX3	" 66,089 "" 66,030,000 "
Fluor Corp	          NOTE 1.500% 2/1 343412AA0	" 25,571 "" 17,996,000 "
Four Seasons Hotels	  NOTE 1.875% 7/3 35100EAE4	" 92,488 "" 95,000,000 "
"Franklin Resources,      NOTE 5/1	  354613AC5	" 44,836 "" 50,890,000 "
GATX Corp.	          NOTE 7.500% 2/0 361448AC7	" 17,236 "" 14,690,000 "
Gateway	                  NOTE 1.500%12/3 367626AB4	" 2,564 "" 3,500,000 "
General Motors	          DEB SR CV C 33  370442717	" 36,083 " 2,290,995 "
General Motors	          DEB SR CONV B	  370442733	" 7,291 "" 489,300 "
Genzyme Corp	          NOTE 1.250%12/0 372917AN4	" 72,672 " 64,240,000 "
Hanover Compressor	  NOTE 4.750% 1/1 410768AE5	" 10,866 " 9,500,000 "
Hasbro	                  DBCV 2.750%12/0 418056AN7	" 31,556 " 29,735,000 "
Hewlett-Packard Co.	  NOTE 10/1	  428236AC7	" 85,248 " 143,636,000 "
Hilton Hotels Corp.	  NOTE 3.375% 4/1 432848AZ2	" 1,470 "  1,243,000 "
Incyte Corp	          NOTE 3.500% 2/1 45337CAE2	" 11,818 " 15,200,000 "
International Game Tech.  DBCV 1/2	  459902AL6	" 56,239 " 84,240,000 "
Interpublic Group         NOTE 4.500% 3/1 460690AT7	" 11,952 " 11,430,000 "
Invitrogen	          NOTE 3.250% 6/1 46185RAM2	" 12,940 " 13,500,000 "
Jakks Pacific	          NOTE 4.625% 6/1 47012EAB2	" 17,437 " 14,300,000 "
Kaydon Corp	          NOTE 4.000% 5/2 486587AB4	" 13,711 " 11,700,000 "
"Keane, Inc"	          SDCV 2.000% 6/1 486665AB8	" 13,193 " 14,700,000 "
Kellwood Co	          DBCV 3.500% 6/1 488044AF5	" 9,690 "  12,000,000 "
Kerzner International	  NOTE 2.375% 4/1 492520AB7	" 10,298 "" 8,000,000 "
Kulicke & Soffa	          NOTE 0.500%11/3 501242AL5	" 7,900 "" 10,000,000 "
Lab Corp of Amer Hldgs	  NOTE 9/1	  50540RAC6	 130 	 " 170,000 "
LandAmerica Financial	  DBCV 3.125%11/1 514936AB9	" 11,000 " 10,250,000 "
Lear Corp.	          NOTE 2/2	  521865AG0	" 7,535 "" 17,423,000 "
Leucadia National	  NOTE 3.750% 4/1 527288AX2	 879 	      750,000 "
Level 3 Communications	  NOTE 6.000% 9/1 52729NAG5	" 16,831 " 25,310,000 "
Level 3 Communications	  NOTE 6.000% 3/1 52729NAS9	" 2,059 "" 3,230,000 "
Liberty Media	          DEB 3.500% 1/1  530715AN1	" 65,134 " 63,801,000 "
Liberty Media	          DEB 3.250% 3/1  530715AR2	" 8,757 "" 11,602,000 "
Liberty Media	          DEB 0.750% 3/3  530718AF2	" 84,567 " 78,740,000 "
Lincare Holdings	  DBCV 3.000% 6/1 532791AB6	" 15,245 " 15,113,000 "
Lithia Motors	          NOTE 2.875% 5/0 536797AB9	" 11,152 " 11,482,000 "
Lockheed Martin	          DBCV 8/1	  539830AP4	" 3,603 " 3,375,000 "
"Lowe's Companies, Inc."  NOTE 0.861%10/1 548661CG0	" 47,908 " 41,300,000 "
"Manor Care, Inc"	  NOTE 2.125% 4/1 564055AK7	 836 	 631,000 "
Manugistics Group Inc.	  NOTE 5.000%11/0 565011AB9	" 9,431 " 10,100,000 "
Maverick Tube	          NOTE 4.000% 6/1 577914AB0	" 7,462 " 5,100,000 "
McMoRan Exploration	  NOTE 5.250%10/0 582411AE4	" 7,007 " 5,600,000 "
"Medtronic, Inc"	  DBCV 1.250% 9/1 585055AD8	" 10,461" 10,320,000 "
Merrill Lynch	          NOTE 3/	  590188W46	" 53,901" 50,915,000 "
Morgan Stanley	          NOTE 0.250% 5/1 617446JG5	 115 	" 125,000 "
Navistar Financial	  NOTE 4.750% 4/0 638902AM8	" 8,076 " 8,875,000 "
Noram Energy	          SDCV 6.000% 3/1 655419AC3	 315 	 " 3,170 "
OMI Corp	          NOTE 2.875%12/0 670874AF3	" 13,157  14,700,000 "
Odyssey Re Holdings Corp. DBCV 4.375% 6/1 67612WAB4	" 8,666 " 7,365,000 "
"Omnicare, Inc"	          DBCV 3.250%12/1 681904AL2	" 11,414  11,500,000 "
Omnicom Group	          NOTE 6/1	  681919AR7	" 14,724  14,948,000 "
Open Solutions	          NOTE 1.467% 2/0 68371PAB8	" 1,577 "  3,000,000 "
"PMI Group, Inc."	  DBCV 2.500% 7/1 69344MAE1	 664 	   645,000 "
PRG-Schultz International NOTE 4.750%11/2 69357CAA5	" 11,880 " 14,850,000 "
Pegasus Solutions	  NOTE 3.875% 7/1 705906AB1	" 1,855 "" 1,900,000 "
Par Pharmaceutical	  NOTE 2.875% 9/3 717125AC2	" 12,431 " 15,000,000 "
Placer Dome	          DBCV 2.750%10/1 725906AK7	" 73,229 " 59,295,000 "
ProAssurance Corp	  DBCV 3.900% 6/3 74267CAB2	" 14,966 " 12,000,000 "
Quanta Services	          SDCV 4.500%10/0 74762EAC6	" 15,056 " 11,500,000 "
Quantum Corp	          NOTE 4.375% 8/0 747906AE5	" 7,455 "  7,774,000 "
RPM International	  NOTE 1.389% 5/1 749685AK9	" 72,235 " 136,615,000 "
Reebok Intl Ltd	          DBCV 2.000% 5/0 758110AH3	" 18,719 " 16,460,000 "
Royal Caribbean Cruises   NOTE 2/0	  780153AK8	" 41,815 " 77,565,000 "
SFBC International	  NOTE 2.250% 8/1 784121AB1	" 15,204 " 20,000,000 "
SLM Corp	          DBCV 7/2	  78442PAC0	 719 	    700,000 "
Safeguard Scientifics	  DBCV 2.625% 3/1 786449AG3	" 1,522 "" 2,050,000 "
Henry Schein	          NOTE 3.000% 8/1 806407AB8	" 5,681 "" 5,050,000 "
School Specialty Inc.	  NOTE 3.750% 8/0 807863AE5	" 1,554 "" 1,500,000 "
Scottish Annuity & Life   NOTE 4.500%12/0 81013RAC9	" 20,957 " 17,750,000 "
Seacor Holding	          DBCV 2.875%12/1 811904AJ0	" 12,597 " 11,400,000 "
Sinclair Broadcast Group  NOTE 4.875% 7/1 829226AU3	" 17,413 " 19,900,000 "
Sirius Satellite Radio	  NOTE 2.500% 2/1 82966UAC7	" 1,771 "" 1,100,000 "
Synaptics	          NOTE 0.750%12/0 87157DAB5	" 2,255 "" 2,750,000 "
"TJX Companies, Inc"	  NOTE 2/1	  872540AL3	" 78,465 " 97,812,000 "
Teva Pharm	          DBCV 0.500% 2/0 88164RAA5	 148 	 " 125,000 "
Teva Pharm	          DBCV 0.250% 2/0 88164RAB3	" 63,245   50,672,000 "
Travelers Property Cas    NT CV JR 2032	  89420G307	" 1,132 "" 45,500 "
Tyco International Ltd.	  DBCV 2.750% 1/1 902118BF4	" 33,488   26,435,000 "
Tyco International Ltd.	  DBCV 3.125% 1/1 902118BG2	" 14,902   10,934,000 "
United Industrial	  NOTE 3.750% 9/1 910671AB2	" 15,403 " 12,700,000 "
Universal Health Services DBCV 0.426% 6/2 913903AL4	" 74,222 " 131,950,000 "
"UTStarcom, Inc"	  NOTE 0.875% 3/0 918076AB6	" 22,679 " 27,700,000 "
Vector Group Ltd.	  NOTE 6.250% 7/1 92240MAC2	" 3,957 "" 4,100,000 "
Watson Pharmaceuticals	  DBCV 1.750% 3/1 942683AC7	" 5,624 "  5,880,000 "
Wilson Greatbatch Tech    SDCV 2.250% 6/1 972232AB8	" 12,121 " 13,800,000 "
Wyeth	                  DBCV 1/1	  983024AD2	" 2,470 "  2,377,000 "
Yellow Roadway Corp	  NOTE 3.375%11/2 985577AB1	" 9,226 "  7,450,000 "
</table>  	                                                 3,019,602